iShares
®
MSCI Israel ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  6 .2%
Aryt Industries Ltd. ........................ 134,907 $ 1,567,520
Bet Shemesh Engines Holdings 1997 Ltd.
(a) (b)
...... 17,889 6,052,913
Elbit Systems Ltd. ........................ 61,910 56,385,134
64,005,567
a
Banks  —  22 .0%
Bank Hapoalim BM ....................... 2,801,866 71,840,582
Bank Leumi Le-Israel BM ................... 3,273,909 82,833,243
FIBI Holdings Ltd. ........................ 39,744 4,362,046
First International Bank Of Israel Ltd. (The) ....... 119,091 10,097,284
Israel Discount Bank Ltd. , Class A ............. 2,739,804 30,333,290
Mizrahi Tefahot Bank Ltd. ................... 348,365 26,692,915
226,159,360
a
Broadline Retail  —  1 .0%
Global-e Online Ltd.
(a)
...................... 247,295 7,577,119
Max Stock Ltd. .......................... 233,424 3,269,471
10,846,590
a
Building Products  —  0 .2%
Inrom Construction Industries Ltd. ............. 217,843 2,178,901
a
Capital Markets  —  2 .4%
Etoro Group Ltd. , Class A
(a)
.................. 99,898 4,193,718
IBI Investment House Ltd.
(b)
.................. 7,819 1,560,788
Meitav Investment House Ltd. ................ 89,180 5,406,708
Tel Aviv Stock Exchange Ltd. ................. 197,857 11,870,039
YD More Investments Ltd. ................... 69,954 1,255,448
24,286,701
a
Chemicals  —  1 .6%
ICL Group Ltd. ........................... 1,576,583 10,360,603
Israel Corp. Ltd.
(b)
......................... 8,408 2,764,161
Turpaz Industries Ltd. ...................... 119,668 3,178,179
16,302,943
a
Communications Equipment  —  0 .5%
Gilat Satellite Networks Ltd.
(a) (b)
............... 167,532 3,044,948
Ituran Location and Control Ltd. ............... 30,070 1,971,088
5,016,036
a
Construction & Engineering  —  2 .1%
Ashtrom Group Ltd.
(b)
...................... 94,170 2,431,533
Danya Cebus Ltd.
(b)
....................... 25,687 1,328,308
Elco Ltd.
(b)
............................. 21,191 1,111,966
Electra Ltd. ............................. 93,689 3,543,944
Kvutzat Acro Ltd.
(a) (b)
....................... 65,267 1,139,309
Shapir Engineering and Industry Ltd.
(b)
........... 321,062 5,187,852
Shikun & Binui Ltd.
(a) (b)
..................... 777,440 5,971,341
Shikun & Binui Soltec Renewable Energy
(a) (b)
...... 643,147 888,020
21,602,273
a
Consumer Finance  —  0 .2%
Isracard Ltd. ............................ 433,344 1,966,212
a
Consumer Staples Distribution & Retail  —  1 .1%
M Yochananof & Sons Ltd. .................. 10,631 1,547,047
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 18,571 2,611,799
Shufersal Ltd. ........................... 443,749 7,675,701
11,834,547
a
Security Shares Value
a
Diversified REITs  —  0 .5%
REIT 1 Ltd. ............................. 446,919 $ 3,546,369
Sella Capital Real Estate Ltd. ................. 493,588 1,765,339
5,311,708
a
Diversified Telecommunication Services  —  1 .7%
Bezeq The Israeli Telecommunication Corp. Ltd. .... 6,155,385 17,457,408
a
Electronic Equipment, Instruments & Components  —  2 .2%
Nayax Ltd.
(a) (b)
........................... 32,570 2,497,793
Next Vision Stabilized Systems Ltd. ............ 163,060 17,349,885
Priortech Ltd.
(a)
.......................... 17,752 1,861,772
RP Optical Lab Ltd.
(a)
...................... 84,279 1,177,724
22,887,174
a
Financial Services  —  0 .2%
Mivtach Shamir Holdings Ltd. ................. 11,786 2,132,146
a
Food Products  —  0 .7%
Neto Malinda Trading Ltd. ................... 25,262 1,468,492
Strauss Group Ltd.
(b)
....................... 129,716 5,576,017
7,044,509
a
Health Care Equipment & Supplies  —  0 .2%
Inmode Ltd.
(a)
........................... 128,439 1,789,155
a
Hotels, Restaurants & Leisure  —  0 .6%
Fattal Holdings 1998 Ltd.
(a)
.................. 13,872 4,184,606
Isrotel Ltd.
(a)
............................ 39,791 2,054,552
6,239,158
a
Household Durables  —  0 .2%
Azorim-Investment Development & Construction Co.
Ltd.
(b)
............................... 167,587 967,688
Electra Consumer Products 1970 Ltd. ........... 27,540 880,069
1,847,757
a
Independent Power and Renewable Electricity Producers  —  7 .4%
Doral Group Renewable Energy Resources Ltd.
(a)
... 181,206 6,643,991
Energix-Renewable Energies Ltd. .............. 641,043 6,561,730
Enlight Renewable Energy Ltd.
(a)
.............. 308,278 33,029,024
Kenon Holdings Ltd. ....................... 38,378 3,469,393
Meshek Energy Renewable Energies Ltd.
(a) (b)
...... 724,943 4,185,045
OPC Energy Ltd.
(a)
........................ 377,323 16,505,208
OY Nofar Energy Ltd.
(a)
..................... 59,363 5,907,053
76,301,444
a
Insurance  —  8 .3%
Ayalon Holdings Ltd. ...................... 22,065 1,357,003
Clal Insurance Enterprises Holdings Ltd. ......... 152,412 15,216,334
Harel Insurance Investments & Financial Services Ltd. 262,066 16,562,534
IDI Insurance Co. Ltd. ...................... 19,698 1,563,169
Menora Mivtachim Holdings Ltd. ............... 48,512 8,958,917
Migdal Insurance & Financial Holdings Ltd.
(a)
...... 1,235,635 8,335,220
Phoenix Financial Ltd. ..................... 504,883 33,346,184
85,339,361
a
IT Services  —  1 .3%
Formula Systems 1985 Ltd.
(b)
................. 21,344 2,794,773
Matrix IT Ltd. ............................ 108,021 3,401,102
One Software Technologies Ltd. ............... 105,022 2,471,264
Wix.com Ltd.
(a)
........................... 78,862 4,421,004
13,088,143
a
Machinery  —  0 .2%
Kornit Digital Ltd.
(a)
........................ 102,274 1,649,680
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Israel ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Marine Transportation  —  0 .6%
ZIM Integrated Shipping Services Ltd. ........... 253,894 $ 5,963,970
a
Oil, Gas & Consumable Fuels  —  1 .8%
Delek Group Ltd. ......................... 20,302 6,241,892
Equital Ltd.
(a)
............................ 52,336 2,085,576
Oil Refineries Ltd. ........................ 4,824,340 2,768,499
Paz Retail And Energy Ltd. .................. 22,702 6,697,472
Tamar Petroleum Ltd.
(b) (c)
.................... 48,553 463,673
18,257,112
a
Passenger Airlines  —  0 .3%
El Al Israel Airlines ........................ 748,604 3,571,720
a
Personal Care Products  —  0 .1%
Oddity Tech Ltd. , Class A
(a) (b)
................. 87,051 1,176,059
a
Pharmaceuticals  —  8 .9%
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 2,580,653 91,148,664
a
Professional Services  —  0 .4%
Danel Adir Yeoshua Ltd.
(b)
................... 10,478 1,750,189
Fiverr International Ltd.
(a)
.................... 6,069 66,698
Hilan Ltd.
(b)
............................. 35,147 2,730,543
4,547,430
a
Real Estate Management & Development  —  8 .3%
Africa Israel Residences Ltd. ................. 14,110 1,151,980
Airport City Ltd.
(a)
......................... 121,550 2,325,330
Alony Hetz Properties & Investments Ltd. ......... 346,203 4,384,793
Amot Investments Ltd. ..................... 547,514 3,662,292
Amram Avraham Construction Co. Ltd.
(a) (b)
........ 61,244 902,265
Argo Properties N.V.
(a)
..................... 39,574 1,873,782
Aura Investments Ltd.
(b)
.................... 347,651 2,291,145
Azrieli Group Ltd.
(b)
........................ 96,454 15,937,151
Big Shopping Centers Ltd. ................... 36,317 9,826,971
Blue Square Real Estate Ltd. ................. 11,129 1,538,402
Electra Real Estate Ltd.
(a) (b)
.................. 72,854 1,250,264
G City Ltd. ............................. 176,752 796,769
Gav-Yam Lands Corp. Ltd. .................. 138,393 1,898,601
Israel Canada T.R Ltd.
(b)
.................... 398,349 2,981,683
Isras Holdings Ltd.
(b)
....................... 7,976 958,987
Isras Investment Co. Ltd. ................... 2,580 765,876
Mega Or Holdings Ltd. ..................... 54,875 13,238,628
Melisron Ltd. ............................ 52,988 8,302,944
Mivne Real Estate KD Ltd.
(b)
................. 1,286,312 6,539,771
Prashkovsky Investments and Construction Ltd. .... 14,540 857,039
Summit Real Estate Holdings Ltd. .............. 81,366 1,456,393
YH Dimri Construction & Development Ltd. ....... 21,956 2,960,826
85,901,892
a
Semiconductors & Semiconductor Equipment  —  11 .6%
Camtek Ltd.
(a)
........................... 63,560 11,159,002
Nova Ltd.
(a)
............................. 67,640 35,188,849
Qualitau Ltd. ............................ 9,678 2,328,624
Tower Semiconductor Ltd.
(a) (b)
................. 248,209 70,420,826
119,097,301
a
Software  —  5 .3%
Cellebrite DI Ltd.
(a)
........................ 273,830 4,033,516
Check Point Software Technologies Ltd.
(a)
........ 173,229 23,394,576
Cyberark Software Ltd.
(a)
.................... 99,386 4,472,370
Monday.com Ltd.
(a)
........................ 93,351 7,806,011
Nice Ltd.
(a)
............................. 127,247 11,489,623
Radware Ltd.
(a)
.......................... 77,423 2,349,014
Security Shares Value
a
Software (continued)
Riskified Ltd. , Class A
(a)
..................... 171,438 $ 836,617
54,381,727
a
Specialty Retail  —  0 .4%
Carasso Motors Ltd. ....................... 80,694 1,018,726
Delek Automotive Systems Ltd.
(b)
.............. 103,187 711,590
Fox Wizel Ltd.
(b)
.......................... 18,371 2,044,887
Retailors Ltd.
(a) (b)
......................... 44,947 452,569
4,227,772
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Delta Galil Ltd.
(b)
......................... 24,039 1,338,579
a
Trading Companies & Distributors  —  0 .2%
Scope Metals Group Ltd. .................... 17,015 1,747,666
a
Wireless Telecommunication Services  —  0 .8%
Cellcom Israel Ltd. ........................ 254,402 3,313,621
Partner Communications Co. Ltd. .............. 332,224 4,943,207
8,256,828
a
Total Long-Term Investments — 99.6%
(Cost: $ 697,787,785 ) ................................ 1,024,903,493
a
Short-Term Securities
Money Market Funds  —  2 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 27,119,529 27,127,665
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 577,687 577,687
a
Total Short-Term Securities — 2.7%
(Cost: $ 27,702,687 ) ................................. 27,705,352
Total Investments — 102.3%
(Cost: $ 725,490,472 ) ................................ 1,052,608,845
Liabilities in Excess of Other Assets — ( 2 .3 ) % ............... (24,065,495)
Net Assets — 100.0% ................................. $ 1,028,543,350
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Israel ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,111,922  $ 22,017,738
(a)
$ —  $ (4,311) $ 2,316  $ 27,127,665  27,119,529  $ 228,402
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 240,000  337,687
(a)
—  —  —  577,687  577,687  14,382  —
$ —  $ (4,311) $ 2,316
$ 27,705,352
$ 242,784  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 113 06/19/26 $ 7,993 $ 173,353
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 220,204,414 $ 804,699,079 $ — $ 1,024,903,493
Short-Term Securities
Money Market Funds ...................................... 27,705,352 — — 27,705,352
$ 247,909,766 $ 804,699,079 $ — $ 1,052,608,845

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Israel ETF
4
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 173,353 $ — $ — $ 173,353
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)